TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables
Trade and other payables consist of the following:

	June 30, 2023	December 31, 2022
	$	$
Trade accounts payable	56,509,092	46,355,352
Accrued liabilities	10,742,198	16,028,461
Financial liabilities	67,251,290	62,383,813

Allowance for warranties	5,249,932	2,752,398
Salaries and vacations payable	9,851,691	7,267,172
Deductions at source	1,876,512	1,384,223
Sales taxes payable	1,240,368	1,434,436
Deferred revenue and other deferred liabilities (Notes 6.1, 6.2)	25,399,221	634,971
Non-financial liabilities	43,617,724	13,473,200
	110,869,014	75,857,013